Offsets	Nov. 20, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	SFL Corp Ltd.
Form or Filing Type	F-3
File Number	333-264330
Initial Filing Date	Apr. 15, 2022
Fee Offset Claimed	$ 9,595.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, par value $.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	10,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 103,500,000.00
Termination / Withdrawal Statement	SFL Corporation Ltd. previously paid an aggregate registration fee of $9,595 in connection with the Registration Statement on Form F-3ASR (Registration Statement No. 333-264330), filed on April 15, 2022 (the "Prior Registration Statement") relating to the registration of 10,000,000 common shares, of which there were no common shares sold or issued pursuant to the Prior Registration Statement. Pursuant to Rule 457(p), the $11,242 registration fee associated with this Form F-3ASR filing is being partially offset by the $9,595 in fees that remain available under the Prior Registration Statement. As a result, the offering of unsold securities under the Prior Registration Statement associated with the claimed fee offset pursuant to Rule 457(p) will be deemed completed or terminated as of the date of effectiveness of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SFL Corp Ltd.
Form or Filing Type	F-3
File Number	333-264330
Filing Date	Apr. 15, 2022
Fee Paid with Fee Offset Source	$ 9,595.00